IMPACT OF COVID-19	12 Months Ended
Dec. 31, 2021
Unusual or Infrequent Items, or Both [Abstract]
IMPACT OF COVID-19

NOTE 17 – IMPACT OF COVID-19

Since March 2020, the World Health Organization declared the COVID-19 as a pandemic. There is ongoing impact of COVID-19, which has spread rapidly to many parts of the world. The pandemic has resulted in quarantines, travel restrictions, and the temporary closure of stores and business facilities worldwide for the year. Given the rapidly expanding nature of the COVID-19 pandemic, the Company believes there is a substantial risk that the Company’s business, results of operations, and financial condition will be adversely affected. Potential impact to the Company’s results of operations will also depend on future developments and new information that may emerge regarding the duration and severity of the COVID-19 and the actions taken by government authorities and other entities to contain the COVID-19 or mitigate its impact, almost all of which are beyond the Company’s control.

The COVID-19 pandemic has caused the Company to modify its business practices, including restricting employee travel, requiring employees to work remotely and cancelling physical participation in meetings, events and conferences. Since the COVID-19 outbreak, crude oil prices have been negatively impacted due to low oil demand, increased production and disputes between the Organization of the Petroleum Exporting Countries (“OPEC”) and Russia on production cuts. As a consequence, the Company’s revenue and profit could decrease due to the factors discussed above, and other unforeseen and unpredictable consequences of the COVID-19 outbreak. Besides, the COVID-19 pandemic may disrupt the Company’s ability to raise additional capital to finance the operations in the future, which could materially and adversely affect the Company’s business, financial condition and prospects.

The COVID-19 pandemic may continue to affect the Company’s business, financial condition and results of operations for the full year 2022 to some extent. Except for the impact discussed above, we do not anticipate any prolonged material adverse impact on our business, results of operations and financial condition from the COVID-19 pandemic. The Company is nonetheless closely monitoring the development of the COVID-19 pandemic and continuously evaluating any potential impact on its business, results of operations and financial condition.